Note Payable (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 28, 2015	Jan. 28, 2015	Feb. 07, 2014
Short term loan						$ 30,000
Loan interest rate percentage	3.00%	3.00%
Debt maturity date		Apr. 28, 2015
Interest expense on notes payable	$ 69	$ 222	$ 112,450	$ 681,335
Conversion of securities, price per unit				$ 0.625	$ 0.30		$ 0.625
Two Class D Warrant [Member]
Restricted common stock units description		Each unit consisted of one share of restricted common stock (100,739 shares), two Class D warrants, each to purchase one share of restricted common stock at $0.10 per share, which expire March 31, 2020, and one Class E warrant to purchase three-fourths of one share of restricted common stock at $0.1667 per share, which expires March 31, 2020.
Number of restricted common stock units		100,739
Warrants to purchase restricted common stock, price per share		$ 0.10
Warrant expiration date		Mar. 31, 2020
One Class E Warrant [Member]
Warrants to purchase restricted common stock, price per share		$ 0.1667
Warrant expiration date		Mar. 31, 2020